Financial Assets at Fair Value	12 Months Ended
Dec. 31, 2024
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial Assets at Fair Value
15.
Financial assets at fair value
(a)
Classification of financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss include the following:

Instrument	Reference		Maturity date	Interest rate (%)	Linked with	2024	2023
Argentina Treasury Bonds	TV24		Apr-24	0.40%	Dollar linked	—	94,667
Argentina Treasury Bonds	TDG24		Aug-24	0%/3.25%	U.S. Dollar/CER index*	—	8,059
Argentina Treasury Bonds	TDE25		Jan-25	0%/3.25%	U.S. Dollar/CER index*	2,149	1,661
Argentina Treasury Bonds	TV25		Mar-25	0.50%	Dollar linked	9,130	—
Argentina Treasury Bonds	TZV25		Jun-25	—	Dollar linked	61,136	—
Argentina Treasury Notes	S31E5	(i)	Jan-25	5.50%	—	29,918	—
Argentina Treasury Notes	S29G5	(i)	Aug-25	3.88%	—	5,875	—
Argentina Treasury Notes	S30J5	(i)	Jun-25	3.90%	—	5,676	—
Argentina Treasury Notes	S31L5	(i)	Jul-25	3.98%	—	583	—
Other Money Market Funds	LFT		Jan-25	Selic + 0.08%	—	14,852	—
						129,319	104,387

*Stabilization Reference Coefficient adjusted by inflation

(i) As of December 31, 2024, the Group held a total of nominal value USD 42,052 as security for the borrowings detailed in Note 22.

(b)
Amounts recognized in profit or loss

Information about the Group’s impact on profit or loss of bonds is discussed in Note 11: Other Results

(c)
Risk exposure and fair value measurements

Information about the Group’s exposure to price risk is discussed in Note 30: Financial risk management.